Cover	Dec. 09, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 09, 2020
Entity Registrant Name	SeaSpine Holdings Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36905
Entity Tax Identification Number	47-3251758
Entity Address, Address Line One	5770 Armada Drive
Entity Address, City or Town	Carlsbad
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92008
City Area Code	760
Local Phone Number	727-8399
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	SPNE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001637761
Current Fiscal Year End Date	--12-31
Entity Information, Former Legal or Registered Name	Not Applicable